Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,139,933	$ 1,029,501	$ 993,524
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	562,869	456,477	429,655
Undrawn commitments	98,879	104,123	100,161
Other exposures	126,724	116,661	110,492
Total	788,472	677,261	640,308
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	299,511	301,646	302,373
Undrawn commitments	51,950	50,594	50,843
Total	351,461	352,240	353,216
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	976,860
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	500,139
Undrawn commitments	95,272
Other exposures	116,823
Total	712,234
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	212,676
Undrawn commitments	51,950
Total	264,626
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	163,073
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	62,730
Undrawn commitments	3,607
Other exposures	9,901
Total	76,238
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	86,835
Total	$ 86,835	$ 88,000	$ 92,000